Concentrations (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021
Risks and Uncertainties [Abstract]
Schedule of customer and supplier revenues
	Three Months Ended December 31,
Customer	2021	2020
A – related party	97.8%	100%
	Three Months Ended December 31,
Supplier	2021	2020
A – related party	97.3%	100%

	Years Ended September 30,
Customer	2021	2020
A – related party	99.5%	100%
	Years Ended September 30,
Supplier	2021	2020
A – related party	98.5%	100%